Label	Element	Value
Exceed Defined Hedge Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	forumfunds_SupplementTextBlock	All references to NASDAQ Exceed Structured Hedged Index (EXHEDG) are hereby replaced with NASDAQ Defined Hedge Index (EXHEDG).
Risk/Return [Heading]	rr_RiskReturnHeading	Exceed Defined Hedge Index Fund